FINANCE COSTS AND INTEREST INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest on long-term debt	$ 33	$ 27
Interest on other long-term debt	0	1
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	1	1
Interest expense	36	31
Net interest expense on net pension obligation	1	1
Total finance costs	37	32
Interest costs capitalised	$ 0	$ 7